Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 85,721	£ 75,491
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,332	14,371
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	140,775	128,017
Financial assets and off-balance sheet loan commitments		492,696
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	363,190	364,679
Gross carrying/ nominal amount | Debt instruments measured at amortised cost | Non-current assets held for sale
Disclosure of financial assets [line items]
Financial assets	585	21,796
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	86,703	76,579
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	14,334	14,372
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets		273,728
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	116,062	110,618
Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	2,153	2,114
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	63,892	73,494
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	13,039	8,861
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	66,422	56,845
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	43,331	37,427
Gross carrying/ nominal amount | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	138,058	125,616
Gross carrying/ nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,717	2,401
Allowance for ECL
Disclosure of financial assets [line items]
Off-balance sheet commitments	(47)	(58)
Financial assets and off-balance sheet loan commitments		(1,217)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(994)	(1,159)
Allowance for ECL | Debt instruments measured at amortised cost | Non-current assets held for sale
Disclosure of financial assets [line items]
Financial assets	(7)	(64)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(982)	(1,088)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(2)	(1)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets		(70)
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(3)	(6)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(23)	(23)
Allowance for ECL | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(37)	(42)
Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	£ (10)	£ (16)